Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
Other intangible assets, net are detailed below:

December 31, 2024	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	766	(577)	189
Purchased & internally developed software	484	(395)	89
Intangibles in progress	68	—	68
Total	1,318	(972)	346

December 31, 2023	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	764	(547)	217
Purchased & internally developed software	509	(415)	94
Intangibles in progress	56	—	56
Total	1,329	(962)	367

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets as of December 31, 2024 is as follows:

Year
2025	112
2026	85
2027	52
2028	25
2029	18
Thereafter	54
Total	346